Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 140,468	$ 55,757	[1]
Items that will not be reclassified to net income:
Gain on marketable securities at FVTOCI, net of tax expense of $2,964 and $4,811	19,297	29,819
Items that may be subsequently reclassified to net income:
Unrealized (loss) gain on effective portion of derivative, net of tax recovery (expense) of $87 and $(702)	(5,215)	2,226
Realized loss on derivatives reclassified to net income	4,513	0
Total other comprehensive income	18,595	32,045
Total comprehensive income	159,063	87,802
Attributable to:
Equity holders of SSR Mining	152,089	89,360
Non-controlling interest	$ 6,974	$ (1,558)

[1]	See note 2(r)